Fair Value Measurement - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement
Equity securities without readily determinable fair value, impairment charges	¥ 0	¥ 5,000	¥ 0
Equity method investments, impairment loss	0	0	0
Impairment of longlived assets			292,795
Impairment recognized for property, plant and equipment	¥ 30,381	¥ 18,066	¥ 0